Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2023	2022	2021

	(Dollars in Thousands)
Current
U.S.	$82,657	$66,670	$59,591
State	6,137	5,118	5,272
Total current taxes	88,794	71,788	64,863
Deferred
U.S.	23,001	10,555	3,794
State	(51)	64	(252)
Total deferred taxes	22,950	10,619	3,542
Total income taxes	$111,744	$82,407	$68,405

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2023	2022	2021

	(Dollars in Thousands)
Computed expected tax expense	$110,065	$80,893	$68,011
Change in taxes resulting from:
Tax-exempt interest income	(3,663)	(2,433)	(2,970)
State tax, net of federal income taxes, tax credit and refunds	4,808	4,094	3,966
Other investment income	(2,761)	(1,391)	(1,753)
Net investment in low income housing investments	1,974	1,906	203
Other	1,321	(662)	948
Actual tax expense	$111,744	$82,407	$68,405

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2023	2022

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$32,136	$25,982
Other real estate owned	1,649	1,194
Accrued expenses	581	186
Net unrealized losses on available for sale investment securities	110,584	130,586
Other	1,352	2,308
Total deferred tax assets	146,302	160,256
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,879)	(13,615)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,125)
Partnership investment pass through	(58,376)	(30,319)
Other	(3,321)	(3,555)
Total deferred tax liabilities	(90,746)	(61,633)
Net deferred tax asset	$55,556	$98,623